6. Accrued Expenses (June 2017) (Details) - USD ($)	Jun. 30, 2017	Sep. 30, 2016	Sep. 30, 2015
Payables and Accruals [Abstract]
Accrued payroll	$ 45,627	$ 44,327	$ 35,778
Accrued operating expenses	85,155	59,077	7,615
Deferred rent	250	250	3,007
Total accrued expenses	$ 131,032	$ 103,654	$ 46,400